SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

ACCOUNTING POLICY
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. Effective January 1, 2018, they review adjusted EBITDA as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources, as they believe adjusted EBITDA more fully reflects segment and consolidated profitability. Adjusted EBITDA is defined as income before depreciation and amortization; (gain) loss on disposition of property, plant and equipment; restructuring, acquisition and other; finance costs; other expense (income); and income tax expense. Previously, our chief operating decision maker reviewed adjusted operating profit as the key measure of profit. The difference between adjusted operating profit and adjusted EBITDA is that adjusted EBITDA includes stock-based compensation expense, which has been allocated to each of our reportable segments.

Effective January 1, 2018, we redefined our reportable segments as a result of technological evolution and the increased overlap between the various product offerings within our legacy Cable and legacy Business Solutions reportable segments, as well as how we allocate resources amongst, and the general management of, our reportable segments. The results of our legacy Cable segment, legacy Business Solutions segment, and our Smart Home Monitoring products are presented within a redefined Cable segment. Financial results related to our Smart Home Monitoring products were previously reported within Corporate items and intercompany eliminations. We have retrospectively amended our 2017 comparative segment results to account for this redefinition.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.

USE OF ESTIMATES AND JUDGMENTS
JUDGMENTS
We make significant judgments in determining our operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by our chief operating decision makers to make decisions about resources to be allocated and assess component performance, and for which discrete financial information is available.
EXPLANATORY INFORMATION
Our reportable segments are Wireless, Cable, and Media (see note 1). All three segments operate substantially in Canada. Corporate items and eliminations include our interests in businesses that are not reportable operating segments, corporate administrative functions, and eliminations of inter-segment revenue and costs. Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

INFORMATION BY SEGMENT

Year ended December 31, 2018	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)

Revenue	5	9,200	3,932	2,168	(204)	15,096

Operating costs	6	5,110	2,058	1,972	(27)	9,113

Adjusted EBITDA		4,090	1,874	196	(177)	5,983

Depreciation and amortization	7, 8					2,211
Gain on disposition of property, plant and equipment	7					(16)
Restructuring, acquisition and other	9					210
Finance costs	10					793
Other income	11					(32)

Income before income tax expense						2,817

Capital expenditures before proceeds on disposition [1]		1,086	1,429	90	210	2,815
Goodwill		1,160	1,808	937	—	3,905
Total assets		16,572	7,666	2,438	5,242	31,918

[1]	Excludes proceeds on disposition of $25 million (see note 28).

Year ended December 31, 2017	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals

(In millions of dollars)
(restated, see note 2)

Revenue	5	8,569	3,894	2,153	(247)	14,369

Operating costs	6	4,843	2,075	2,026	(77)	8,867

Adjusted EBITDA		3,726	1,819	127	(170)	5,502

Depreciation and amortization	7, 8					2,142
Gain on disposition of property, plant and equipment	7					(49)
Restructuring, acquisition and other	9					152
Finance costs	10					746
Other income	11					(19)

Income before income tax expense						2,530

Capital expenditures before proceeds on disposition [1]		806	1,334	83	287	2,510
Goodwill		1,160	1,808	937	—	3,905
Total assets		15,860	7,315	2,405	4,910	30,490

[1]	Excludes proceeds on disposition of $74 million (see note 28).